Prepayments and other assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments and other assets
Schedule of prepayments and other assets

(In thousands)	December 31, 2023	December 31, 2024
Current:
Advances to suppliers	3,059	2,726
Receivable related to an asset disposal in 2019	3,247	3,199
Loans to employees (note)	2,082	2,941
Rental and other deposits	1,561	2,589
Rent receivables	—	1,841
Others	5,660	2,985
Less: Allowance for current expected credit losses and impairment	(6,186)	(6,223)
Total	9,423	10,058
Non-current:
Loans to employees, non-current portion (note)	1,687	2,216
Prepayments for acquisition of long-term investments	—	2,400
Advances to suppliers, non-current portion	266	718
Total	1,953	5,334
Note:

The Group entered into loan contracts with certain employees, under which the Group provided interest-free loans or low-interest loans to these employees. The loan amounts vary amongst different employees from repayable on demand to repayable in equal installments on a monthly basis over a term of 5 to 10 years. The balances classified as current represented loan amounts that are repayable on demand or repayable within the next twelve months from the balance sheet date.

Schedule of movement in allowance for current expected credit loss

(In thousands)	December 31, 2022	December 31, 2023	December 31, 2024
Balance at beginning of the year	11,069	10,667	6,186
Additions	745	—	299
Reversals	(197)	(100)	(169)
Write-off	—	(4,234)	(34)
Exchange difference	(950)	(147)	(59)
Balance at end of the year	10,667	6,186	6,223